DUE TO THIRD PARTIES	12 Months Ended
Dec. 31, 2012
Due to Related Parties [Abstract]
Due To Related Parties Disclosure [Text Block]
22.	DUE TO THIRD PARTIES
	2012	2011

Due to third parties	$-	$867,413

Due to third parties represents short term advances to various companies and individuals that in the opinion of management are for the benefit of the Company. These advances are unsecured, interest fee, have no fixed terms of repayment and are due upon demand by the Company.